Victory Portfolios V (CIK – 0002162233)

This submission is being made solely to obtain identifiers for shares of the following Series and Classes, which are being registered.

Victory First Eagle Global Fund	Classes A, Y, C, and R6
Victory First Eagle Overseas Fund	Classes A, Y, C, and R6
Victory First Eagle U.S. Fund	Classes A, Y, C, and R6
Victory First Eagle Gold Fund	Classes A, Y, C, and R6
Victory First Eagle Rising Dividend Fund	Classes A, Y, C, and R6
Victory First Eagle High Yield Municipal Fund	Classes A, Y, C, and R6
Victory First Eagle Global Balanced Fund	Classes A, Y, C, and R6
Victory First Eagle Small Cap Opportunity Fund	Classes A, Y, C, and R6
Victory First Eagle Global Real Assets Fund	Classes A, Y, and R6
Victory First Eagle U.S. Smid Cap Opportunity Fund	Classes A, Y, and R6
Victory First Eagle Short Duration High Yield
Municipal Fund	Classes A, Y, C, and R6
Victory First Eagle Core Plus Municipal Fund	Classes A, Y, C, and R6
Victory First Eagle High Yield Municipal	Victory First Eagle High Yield Municipal
Completion Fund	Completion Fund
Victory Diamond Hill Small Cap Fund	Classes A, Y, and R6
Victory Diamond Hill Large Cap Fund	Classes A, Y, and R6
Victory Diamond Hill Long-Short Fund	Classes A, Y, and R6
Victory Diamond Hill Small-Mid Cap Fund	Classes A, Y, and R6
Victory Diamond Hill Select Fund	Classes A, Y, and R6
Victory Diamond Hill Mid Cap Fund	Classes A, Y, and R6
Victory Diamond Hill Short Duration Income Fund	Classes A, Y, C, and R6
Victory Diamond Hill Core Bond Fund	Classes A, Y, C, and R6
Victory Diamond Hill Core Plus Bond Fund	Classes A, Y, and R6
Victory Diamond Hill Large Cap Concentrated ETF	Victory Diamond Hill Large Cap Concentrated ETF
Victory First Eagle Mid Cap Equity ETF	Victory First Eagle Mid Cap Equity ETF
Victory First Eagle US Equity ETF	Victory First Eagle US Equity ETF
Victory First Eagle Core Municipal ETF	Victory First Eagle Core Municipal ETF
Victory First Eagle Small Cap Equity ETF	Victory First Eagle Small Cap Equity ETF

Any questions on this submission should be directed to Patty McClain, telephone number (210) 697-3624.